Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Restricted Stock Activity
A summary of activity for restricted stock awards during the three years ended December 31, 2022 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2019	364,986	$62.90
Fractional shares exchanged for cash upon reverse stock split	(37)	62.90
Granted	425,000	13.22
Vested	(149,342)	50.75
Forfeited	(800)	64.64
Outstanding at December 31, 2020	639,807	32.74
Granted	858,000	16.41
Vested	(548,612)	32.90
Forfeited	—	—
Outstanding at December 31, 2021	949,195	17.89
Granted	997,500	6.37
Vested	(99,681)	19.55
Forfeited	—	—
Outstanding at December 31, 2022	1,847,014	$11.58